Domini Social Bond Fund
DOMINI SOCIAL BOND FUND®
Investment objective:
The Fund seeks to provide its shareholders with a high level of current income and total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini Social Bond Fund	Investor	Institutional
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini Social Bond Fund		Investor	Institutional
Management fees		0.40%	0.40%
Distribution (12b-1) fees		0.25%	none
Administrative services fee		0.25%	0.25%
Other miscellaneous expenses	[1]	0.39%	0.19%
Total other expenses		0.64%	0.44%
Total annual Fund operating expenses		1.29%	0.84%
Fee waivers and expense reimbursements	[2]	(0.34%)	(0.19%)
Total annual Fund operating expenses after fee waivers and expense reimbursements		0.95%	0.65%
[1]	Other miscellaneous expenses for Institutional shares are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.95% and 0.65%, respectively. The agreement expires on November 30, 2012, absent an earlier modification by the Fund's Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Share classes (whether or not shares are redeemed)
Expense Example - Domini Social Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	97	375	675	1,527
Institutional	66	249	447	1,020

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption - Domini Social Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	97	375	675	1,527
Institutional	66	249	447	1,020

Portfolio turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 151% of the average value of its portfolio.

Principal investment strategies:

Under normal circumstances, the Fund invests at least 85% of its assets in investment-grade securities and maintains a dollar-weighted average effective maturity of between two and ten years. Under normal circumstances, at least 80% of the Fund's assets will be invested in bonds, including government and corporate bonds, mortgage-backed and asset-backed securities, and U.S. dollar denominated bonds issued by non-U.S. entities. Some of these instruments may not be insured and may earn below-market rates of return. Some investments may be unrated, lower-rated, or illiquid securities. Domini evaluates the Fund's potential corporate debt instruments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For noncorporate issuers, Domini seeks to identify investments with a positive impact on communities. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investment, please see "Socially Responsible Investing." Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

Principal risks:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk. Fixed-income securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher-quality securities.

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Government-Sponsored Entities Risk. The Fund's investments in securities issued by government-sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are not guaranteed or insured by the U.S. government and may decline in value.

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Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, and sectors, may not be readily available, complete, or accurate, which could negatively impact the adviser's ability to apply its social and environmental standards. This may also lead the Fund not to invest in certain issuers, industries, markets, or sectors.

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Interest Rate Risk. The value of your investment will fluctuate with interest rates. If interest rates rise, the price of a fixed-income security declines and could reduce the value of the Fund's share price. A rise in rates tends to have a greater impact on securities with longer maturities or higher durations.

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Liquidity Risk. Some securities held by the Fund may be difficult to sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Due to limitations on investments in illiquid securities the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid asset to meet redemption request or other cash needs, the Fund may be forced to sell such securities at a loss.

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Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets, or adverse investor sentiment. When market prices fall, the value of your investment will go down. The recent financial crisis caused a significant decline in the value and liquidity of many securities. Legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

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Prepayment and Extension Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund also may lose any premium it paid on the security. If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

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Socially Responsible Investing Risk. The application of the adviser's social and environmental standards will affect the Fund's exposure to certain issuers, industries, and sectors and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Investment results:

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years, as applicable, compare with those of a broad measure of market performance, the Barclays Capital Intermediate Aggregate Index (BCIA), an unmanaged index of intermediate investment-grade fixed-income securities. The returns for Institutional shares of the Fund will differ from Investor shares because of the different expenses applicable to that share class. Because Institutional shares were not offered prior to November 30, 2011, no performance information is shown for the Institutional shares. Updated information on the Fund's investment results can be obtained by visiting www.domini.com/ performance and by calling 1-800-582-6757.

The Fund's past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Return (%)

Calendar years ended December 31

Highest/lowest quarterly results during this time period were: 4.69% (quarter ended 09/30/01) and –2.58% (quarter ended 06/30/04). The Fund's year-to-date results as of the most recent calendar quarter ended 9/30/11, were 5.25%.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns - Domini Social Bond Fund	1 Year	5 Years	10 Years
Investor	4.74%	5.11%	4.92%
Investor Return after taxes on distributions	3.42%	3.74%	3.46%
Investor Return after taxes on distributions and sale of shares	3.30%	3.58%	3.35%
BCIA (reflects no deduction for fees, expenses, or taxes)	6.15%	5.81%	5.66%

After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).